6. RISKS (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 544	$ 877
Borrowings	2,638	2,541
Total	3,182	3,418
Less than three months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	331
Borrowings	95	112
Total	95	443
Three months to one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	454	534
Borrowings	188	318
Total	642	852
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	11	9
Borrowings	288	242
Total	299	251
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	70	3
Borrowings	834	892
Total	904	895
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	9	0
Borrowings	1,233	977
Total	$ 1,242	$ 977